RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10:-	RELATED PARTY BALANCES AND TRANSACTIONS

Related parties' expenses:

	Year ended
	December 31,
	2015	2014	2013
Amounts charged to:

General and administrative expense	$-	$332	$268

On March 1, 2008, the Company signed an agreement with a consultant, who is also one of the Company's shareholders, as a contractor to render management, finance and operation services. The Company paid the consultant an amount of $ 7 per month. During May 2013, the monthly fee was increased to an amount of $ 12. The amendment was effective upon consummation of the IPO in May 2013. In June 2013, and in connection with the consummation of the IPO, the Company granted the consultant a bonus in the amount of $ 50.

In February 2014, the general meeting of the Company's shareholders approved the grant of an annual bonus to the consultant, in the amount of $ 200. The agreement was terminated in May 2014.